Fixed Assets, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
FIXED ASSETS, NET
12.	FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Computer equipment	2,057,218	2,436,926	350,043
Office building	588,685	588,685	84,559
Leasehold improvements	97,938	129,010	18,531
Office furniture and equipment	57,999	132,693	19,060
Others	12,957	18,891	2,714
	2,814,797	3,306,205	474,907
Less: Accumulated depreciation	(1,263,673)	(1,632,225)	(234,454)
Construction in progress	67,023	80,387	11,546
	1,618,147	1,754,367	251,999

No impairment charges were recognized on fixed assets for the years ended December 31, 2017, 2018 and 2019, respectively.

Depreciation expense was RMB348,921, RMB312,138 and RMB476,068 (US$68,383) for the years ended December 31, 2017, 2018 and 2019, respectively.